Transactions with Related Parties, Spin-Off of United (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 28, 2022 USD ($) shares	Jul. 26, 2022 USD ($) shares	Jul. 05, 2022 USD ($) Valuation $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Investment in Series C preferred shares				$ 0	$ 10,000	$ 0
Number of third party valuations obtained for vessel | Valuation			2
Net assets recorded as dividends			$ 13,728		13,728
Gain on spin-off of United Maritime Corporation				0	2,800	0
Cost of vessel contributed					12,902
Unamortized deferred charges					3,058
Other costs					48
Proceeds from redemption of Series C preferred shares				$ 0	$ 10,000	$ 0
Level 2 [Member]
Transactions with Related Parties [Abstract]
Fair value of vessel contributed as part of Spin-Off			18,500
Maximum [Member]
Transactions with Related Parties [Abstract]
Term of short-term charters				13 months
Series B Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Series C Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Investment in Series C preferred shares		$ 5,000	$ 5,000
Redemption price as a percentage of stated value	105.00%
Proceeds from redemption of Series C preferred shares	$ 10,500
Dividends received					$ 243
Series C Preferred Shares [Member] | Interest and Other Income [Member]
Transactions with Related Parties [Abstract]
Difference between redemption price and original price of preferred share redeemed					$ 500
United [Member]
Transactions with Related Parties [Abstract]
Shares issued for every 11.8 shares of Seanergy held (in shares) | shares			1
Shares held to receive one United share (in shares) | shares			11.8
Registered shares cancelled (in shares) | shares			(500)
Fair value of time charter contributed as part of Spin-Off			$ 308
Fair value of liabilities assumed			$ 5,080
United [Member] | Series B Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares			40,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
United [Member] | Series C Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares		5,000	5,000
Dividend rate			6.50%
Redemption of preferred shares (in shares) | shares	10,000
United [Member] | Common Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares			1,512,004